Employee benefits (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)
The amounts recognized in the balance sheet are as follows:

(in thousands of USD)	December 31, 2018	December 31, 2017	December 31, 2016
NET LIABILITY AT BEGINNING OF PERIOD	(3,984)	(2,846)	(2,038)
Recognized in profit or loss	(616)	(827)	(261)
Recognized in other comprehensive income	120	64	(646)
Foreign currency translation differences	144	(375)	99
NET LIABILITY AT END OF PERIOD	(4,336)	(3,984)	(2,846)

Present value of funded obligation	(3,538)	(3,537)	(2,846)
Fair value of plan assets	2,970	2,760	2,117
	(568)	(777)	(729)
Present value of unfunded obligations	(3,768)	(3,207)	(2,117)
NET LIABILITY	(4,336)	(3,984)	(2,846)

Amounts in the balance sheet:
Liabilities	(4,336)	(3,984)	(2,846)
Assets	—	—	—
NET LIABILITY	(4,336)	(3,984)	(2,846)